Operating expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Operating expenses by nature	Operating expenses by nature

Amounts in thousands USD	for the year ended December 31, 2023	for the year ended December 31, 2022	for the year ended December 31, 2021
Included in costs of revenue
Cost of inventories recognized as an expense	$41,793	$33,020	$28,988
Depreciation of tangible assets (Note 13, 14.2)	3,229	2,960	2,964
Amortization of intangible assets (Note 12)	1	57	28
Employee compensation (Note 7)	10,113	9,312	4,783
Included in selling expenses
Depreciation of tangible assets (Note 13, 14.2)	969	727	537
Amortization of intangible assets (Note 12)	—	—	2
Employee compensation (Note 7)	41,272	33,580	23,077
Included in administrative expenses
Depreciation of tangible assets (Note 13, 14.2)	2,427	1,425	463
Amortization of intangible assets (Note 12)	8,701	8,929	10,455
Employee compensation (Note 7)	24,606	17,234	7,191
Included in research and development expenses
Depreciation of tangible assets (Note 13, 14.2)	1,346	1,003	749
Amortization of intangible assets (Note 12)	2,327	2,225	604
Employee compensation (Note 7)	14,221	11,127	8,613